Due to Trust Account, Short-term Borrowings and Long-term Debt (Components of Other Short-term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Short-term Debt [Line Items]
Total	¥ 11,137,491	¥ 8,440,850
Less unamortized discount	0	2,836
Other short-term borrowings—net	¥ 11,137,491	¥ 8,438,014
Weighted average interest rate on outstanding balance at end of fiscal year	3.02%	2.83%
Domestic offices:
Short-term Debt [Line Items]
Total	¥ 4,756,732	¥ 3,382,396
Domestic offices: | Commercial paper
Short-term Debt [Line Items]
Total	1,319,959	1,123,528
Domestic offices: | Borrowings from the Bank of Japan
Short-term Debt [Line Items]
Total	2,171,660	1,186,251
Domestic offices: | Borrowings from other financial institutions
Short-term Debt [Line Items]
Total	96,645	95,785
Domestic offices: | Other
Short-term Debt [Line Items]
Total	1,168,468	976,832
Foreign offices:
Short-term Debt [Line Items]
Total	6,380,759	5,058,454
Other short-term borrowings—net	6,380,759	5,058,454
Foreign offices: | Commercial paper
Short-term Debt [Line Items]
Total	6,160,424	4,771,323
Foreign offices: | Borrowings from other financial institutions
Short-term Debt [Line Items]
Total	194,119	160,292
Foreign offices: | Short-term debentures
Short-term Debt [Line Items]
Total	12,491	21,338
Foreign offices: | Other
Short-term Debt [Line Items]
Total	¥ 13,725	¥ 105,501